SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates
The accompanying consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.
Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, revenue recognition, valuation allowance for deferred tax assets, useful lives of property, equipment and software, impairment assessment of long-lived assets, fair value assessment of available-for-sale
debt investments, purchase price allocation for business acquisition, valuation of share-based compensation, valuation of ordinary shares and preferred share. Actual results may differ materially from those estimates.
Principles of consolidation
The accompanying consolidated financial statements include the financial information of the Group and its subsidiaries, the VIE and the VIE’s subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.
Fair value
Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would tran
s
act and considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Financial instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, short-term investments, long-term investments accounted for available-for-sale debt investments, receivables from third party payment platform, amounts due to related parties and other liabilities.
As of December 31, 2019 and 2020, the carrying values of cash and cash equivalents, held-to
maturities investments, receivables from third party payment platform, amounts due to related parties and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.
Available-for-sales
investments are recorded at fair value as of December 31, 2019 and 2020.
Foreign currency translation and transactions
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries incorporated outside the mainland China is United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries, the VIEs and VIEs’ subsidiaries is RMB.
Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ deficit and the consolidated statements of comprehensive loss.
Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.
Convenience translation
The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), change in shareholders’ (deficit) equity and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.5250 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2020, or at any other rate.
Cash and cash equivalents
Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value.
Debt securities investments
As of December 31, 2019 and 2020, the Group’s debt securities include held-to-maturity
and
available-for-sale
investments.
Held-to-maturity investments
Investments are classified as
held-to-maturity
when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The amortized cost and carrying amount of held-to-maturity
securities were
RMB
145,110

and RMB
603,775

as of December 31, 2019 and 2020, respectively and were recorded as short-term investments as their maturities are less than twelve months.
The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimate loss rate. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments. The allowance for credit losses was nil for the year ended December 31, 2020.
Available-for-sale investments
Debt securities investments that do not meet the criteria of held-to-maturity
or trading securities are classified as
available-for-sale
investments and are reported at fair value with unrealized gains and losses recorded in accumulated other comprehensive income
 (loss)
. Realized gains or losses on the sale of these securities are recognized in the consolidated statements of operations. As of December 31, 2019 and 2020, the balances of available-for-sale
debt investments that were recorded as short-term investments amounted to RMB1,328,342 and RMB6,727,493, respectively. As of December 31, 2019 and 2020, the balances of available-for-sale
debt investments that were recorded as long-term investments amounted to RMB1,181,693 and RMB525,373, respectively as their maturities are more than twelve months.
The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity.
Property, equipment and software, net
Property, equipment and software are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	5 years
Software	2-10 years
Building	37 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Construction in progress is stated at cost, which includes the cost of construction and other directly attributable costs. No provision for depreciation is made on construction in progress until the relevant assets are completed and ready for their intended use.
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statement of operations
.
Business combinations
Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.
Land use rights
All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates.
Goodwill
The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired. As part of the annual goodwill impairment test, the Group first performs a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative assessment above indicates that it is more likely than not that the fair value of the indefinite-lived intangible asset or the reporting unit (for goodwill) is less than its carrying value, a quantitative impairment test is performed to compare the fair value to the carrying value. An impairment charge is recorded if the carrying value exceeds the fair value.
The Group did not record any impairment losses on its goodwill during the years ended December 31, 2018, 2019 and 2020.
Intangible assets
Intangible assets are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	1.5-2 years
Trademark	3-10 years
Impairment of long-lived assets
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31,
 20
18,
 2019 and 2020.

Equity method investments
Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance
common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%
.

O
ther factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.
Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment.
The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not record any impairment losses on its equity method investments for the years ended December 31, 2018, 2019 and 2020.
Revenue recognition
The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, in accordance with ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”). The Group’s revenue is reported net of discount, value added tax and related surcharges.
Disaggregation of revenue
For the years ended December 31, 2018, 2019 and 2020, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Online tutoring services	362,622	2,084,803	7,109,255
- K-12 courses	290,890	1,706,538	6,237,399
- Foreign language, professional and admission courses	71,732	378,265	871,856
Other services	34,684	30,052	15,489

Total net revenues	397,306	2,114,855	7,124,744

The primary sources of the Group’s revenues are as follows:
(1) Online tutoring services
The Group offers various types of integrated online tutoring services covering a wide spectrum of topics and targets students from broad age groups through its diverse offerings of
K-12
tutoring, foreign language, professional and admission courses. The Group’s live interactive tutoring services consists of several components, including online live broadcasting classes as well as other activities during the online period including teaching material, quizzes before, during and after the classes, summary of lessons after each class and interactions with both other students and instructors during the period. Different service components are highly interdependent and interrelated in the context of the contract with the live interactive tutoring services. Therefore, the Group has determined that the live interactive tutoring services represents one performance obligation. The service period for a majority of the live interactive tutoring services is less than six months.
Once the live interactive tutoring services is complete, the Group also offers the customer a content playback service. In the content playback service, the customer has unlimited access to online pre-recorded
audio-video courses for a specified period ranging from one to three years. No other interactions or activities are provided during the playback period. For contracts that provide both the live interactive tutoring service and the content playback service, the Group determined that the live interactive tutoring service and content playback service are two separate performance obligations, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.
Tutoring fees are collected in advance. The Group determines that there is not a significant financing component based on the nature of the service being offered and the purpose of the payment terms. The Group charges a single upfront amount, not with the primary purpose of obtaining financing from the students but, instead, to maximize profitability, taking into consideration the risks associated with providing the service. The Group offers refunds for any remaining classes to students who withdraw from the course. The refund is equal to the amount related to the undelivered class. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method, and allocates the tutoring fee excluding the estimate for refund liability to each performance obligation using the relative stand-alone selling price. The Group determines the stand-alone selling prices using an expected cost plus margin methodology. Revenue related to the live interactive tutoring service is recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students. Revenue related to the right to access the content playback is recognized proportionally over the playback period, as the Group concluded that the content playback service represents a stand ready obligation to provide the playback services and the customer simultaneously receives and consumes the benefits as the Group provides such services throughout the playback period.

In some promotion activities, the Group grants sales incentives, including cash coupon and free class, to students who make qualified course purchases. Those students can redeem the cash coupon in the next purchase as part of payment, or select to enroll in a new course free of charge, prior to the incentive’s expiration. The cash coupon and free class will expire in no more than eight months. The Group determined the cash coupon and/or free course granted to existing students are material rights. As a result, a portion of sales price received on students making qualified purchases is allocated to the sales incentives granted based on the relative standalone selling prices. The selling price of cash coupon is estimated based on the discount amount and the probability of redemption. Revenue allocated to sales incentives is recorded as deferred revenue until redemption or expiration. Once the coupon or free class is redeemed, revenue will be recognized based on the revenue recognition policy discussed above. Students may not always redeem the cash coupon or take the free class offered before the expiration of the sales incentive. Therefore, the Group expects to be entitled to a breakage amount in deferred revenue related to the incentives. The Group estimates the breakage based on historical students’ usage and recognizes the estimated breakage as revenue in proportion to the pattern of incentives exercised by students. The assessment of estimating breakage is updated on a quarterly basis. Changes in estimated breakage is accounted for by adjusting deferred revenue to reflect the remaining incentive rights expected to be exercised.
(2) Other services
Other service revenues are primarily derived from 1) membership-based service and 2) offline business consulting courses.
The Group provided membership-based services before the end of the first quarter of 2019, which consisted of providing a platform connecting training institutions or individual teachers and students. Training institutions or individual teachers who paid the membership fees were able to join the Group’s online platform and market their courses to prospective students. Membership fees were primarily fixed and no contractual membership fee refunds were provided to the training institutions or individual teachers. The membership services mainly provided training institutions or individual teachers with display of an online storefront on the Group’s platforms and access to online account management system, which were accounted for as a single performance obligation as the membership services were highly integrated. These service fees were paid in advance for a specific contracted service period and the revenues were recognized proportionally over the service period, typically 12 months, as the Group concluded that the membership service represented a stand ready obligation to provide the services while the member simultaneously receives and consumes the benefits of such services throughout the contract period.
The Group also offers offline business consulting courses targeting principals and other officers of private education institutions who want to improve their management skills. No contractual service fee refund is provided to the course participants. Course fees are collected in advance and the revenues, net of any discounts, are recognized proportionally over the service period, which is generally less than a year, as the classes are generally delivered evenly through the course period.
Contract balances
Contract cost
Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions to sales personnel and third-party agents which the Group started in July 2019. Contract cost assets are amortised over the estimated customer life.
There was no impairment of contract cost assets recognized during the year end
e
d December 31, 2018, 2019 and 2020.
As of December 31, 2019 and 2020, the balance of contract cost was RMB64,805 and RMB77,668. For the years ended December 31, 2018, 2019 and 2020, the Group recognized amortization of RMBnil, RMB156,710 and RMB185,787 as “Selling expenses” in its consolidated statement of operations.

Contract and refund liabilities
The following table provides information about the Group’s contract liabilities and refund liability arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	Year ended December 31,
	2019	2020
	RMB	RMB

Deferred revenue, current	1,331,962	2,724,614
Deferred revenue, non-current	5,674	9,125

	1,337,636	2,733,739

Refund liability	54,567	120,709

Deferred revenue primarily consists of tuition fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition are met. Revenue recognized during the years ended December 31, 2019 and 2020 that was included in the deferred revenue balance at January 1, 2019 and January 1, 2020 amounted to RMB259,384 and RMB1,297,088, respectively.
Refund liability represents the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy. Refund liability is estimated based on the historical refund ratio for each of the type of classes provided.
The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2020, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB2,733,739. The Group expects to recognize revenue of RMB2,724,614 and RMB6,708 related the remaining performance obligations over the next 12 and 24 months, respectively, with the remainder of RMB2,417 recognized thereafter.
Cost of revenues
Cost of revenues mainly consists of salaries to instructors and tutors, rental expenses for office space, depreciation and amortization of properties and equipment, teaching materials and bandwidth costs. The instructors consist of both full-time instructors and part-time instructors. Full-time instructors’ compensation primarily consists of base salary, as well as teaching fees based on hourly rates and attendance of students in connection with courses delivered. The compensation of part-time instructors is calculated as a fixed percentage of the tuition fees of the courses delivered by the instructors, and is accrued as courses are delivered. The compensation of tutors consists of base salary and performance-based compensations, which is determined based on student retention and exercise completion. Specifically, if an existing student of a tutor enrolls in a new course, a bonus is paid to the tutor which is calculated as a percentage of the tuition of the new course. Tutors also receive a fixed payment for each exercise marking performed. The Group accrues on a monthly basis for the cost of tutor which includes basic salary, compensation for exercise marking as well as student retention bonus. The retention bonus is estimated using the expected tuition collected for the retention courses, multiplied by the estimated retention rate and the bonus percentage.
Government subsidies
The government subsidies provided by the local government mainly included funding to support the development of the Group. Government subsidies are recognized upon receipt as government subsidies income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2018, 2019 and 2020, RMB400, RMB310 and RMB6,941 were received and recognized as other income in the Group’s consolidated statements of operations, respectively.
Value added taxes
The Group’s educational services and non-educational services are subject to VAT at the rate of 3% for small-scale-VAT-payer
entities or at the rate of 6% for
general-VAT-payer
entities in accordance with Tax rule.
Since January 2020, in accordance with Cai Shui [2020] No.8, due to the Novel coronavirus (“COVID-19”) pandemic, the VAT on certain services was temporarily exempted for the
fiscal year of 2020. Based on the Announcement on Continuously Implementing Some Tax Preferential Policies in Response to COVID-19 Epidemic (2021 No.7), the exemption period is further extended to March 31,2021. As a result, the Group’s educational services were not subject to any VAT from January 1, 2020 to March 31, 2021, and the Group’s small-scale-VAT-payer entities are subject to preferential VAT rate of 1% from March 1, 2020 to December 31, 2021. The VAT exemption is accounted for in a similar manner as government subsidies. For the year ended December 31, 2020,
RMB256,378
value added tax exemption was recognized as other income in the Group’s consolidated statement of operations.

Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not
to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Share-based compensation
The Group measures the cost of employee share options based on the grant date fair value of the award and recognizes compensation cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.
Comprehensive income (loss)
Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments and the unrealized gains and losses on available-for-sale
debt investments of the Group. Comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss).

Leases
The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11, without adjusting the comparative periods presented. Upon adoption of Topic 842, the Group recognized right-of-use assets and corresponding lease liabilities on the consolidated balance sheet. The difference between the right-of-use assets and lease liabilities was due to prepaid rent.
The Group leases administrative office spaces in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use
assets on its consolidated balance sheets at the lease commencement. As the rate implicit in the lease is not readily determinable, the Group estimate
s
it’s incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use
assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to nine years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.
For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.
Net (loss) income per share
Basic (loss) income per ordinary share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted
basis. Accordingly, the Group used the
two-class
method of computing net (loss) income per share, for ordinary and preferred shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of ordinary shares is allocated on a pro rata basis to the holders of ordinary and preferred shares to the extent that each class may share income for the period; whereas undistributed net loss is allocated to ordinary shares because preferred shares are not contractually obligated to share the loss.
Diluted (loss) income per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares and share options, which could potentially dilute basic income per share in the future. To calculate the number of shares for diluted income per ordinary shares, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted
method; the effect of the share options is computed using the treasury stock method.
Significant risks and uncertainties
Foreign currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB11,677 and RMB151,009 as of December 31, 2019 and 2020, respectively.
Concentration risks
Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments and receivables from third party payment platform. As of December 31, 2019 and 2020, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC.
There are no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2018, 2019 and 2020.
Reclassification
Certain prior period amount recorded in prepaid expenses and other current assets have been reclassified to inventory to conform to the current period presentation and had no effect on previously reported consolidated net income (loss) or accumulated deficit.
Newly adopted accounting pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU
2016-13
was updated with ASU
2019-04,
which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU
2019-04
provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU
2016-13,
the amendments in ASU
2019-04
related to ASU
2016-13
are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU
2019-04
in any interim period after its issuance if the entity has adopted ASU
2016-13
.
The Group adopted ASU 2016-13 on January 1, 2020 using the modified retrospective transition approach, without adjusting the comparative periods presented. The adoption of Topic 326 did not have a material impact on the Group’s consolidated financial statements.
In October 2018, the FASB issued ASU
2018-17,
Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU
2018-17
changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety.
The Group adopted ASU 2018-17 on January 1, 2020 using a retrospective approach. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements.
In January 2017, FASB issued ASU No. 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017.
The Group adopted this update on January 1, 2020 prospectively. The adoption of this guidance did not have a material impact on the consolidated financial statements.